PREPAID EXPENSES AND OTHER CURRENT ASSETS	6 Months Ended
Sep. 30, 2025
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 3 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following as of September 30, 2025 and March 31, 2025:

	As of September 30,	As of March 31,
	2025	2025
Advance payment of intangible assets	$1,500,000	$1,500,000
Others	197,481	12,208
Total	$1,697,481	$1,512,208